Selected Statements of Operations Data (Details) - Schedule of research and development expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of research and development expenses, net [Abstract]
Total costs	$ 43,043	$ 39,574	$ 37,522
Less - capitalized software development costs	(5,665)	(5,160)	(5,567)
Research and development expenses, net	$ 37,378	$ 34,414	$ 31,955